Share-Based Payment (Details) - Schedule of share-based payment arrangements		12 Months Ended
		Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Schedule Of Share Based Payment Arrangements Abstract
Number of options outstanding beginning shares		404,454	209,818
Weighted average exercise price options outstanding		$ 5.62	$ 5.24
Number of options granted		274,682	320,936
Weighted average exercise price options granted		$ 5.62	$ 5.62
Number of options options expired			(82,500)
Weighted average exercise price options expired			$ 5.51
Number of options options forfeited Post-IPO		(649,353)
Weighted average exercise price options forfeited Post-IPO		$ 1.3
Number of options options exercised			(43,800)
Weighted average exercise price options exercised			$ 5.23
Number of options capital recapitalization	[1]	2,521,860
Weighted average exercise price capital recapitalization	[1]	$ 1.17
Number of options outstanding ending shares		2,551,643	404,454
Weighted average exercise price options outstanding ending per share		$ 1.17	$ 5.62
Number of options exercisable		1,085,064	196,553
Weighted average exercise price options exercisable		$ 1.17	$ 5.62

[1]	Information relating to capital recapitalization is provided in Note 23.